Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share capital, stock options and other stock-based plans
18. Share Capital, stock options and other stock-based plans:

On June 1, 2016, the Company issued 44,882,782 common shares to former Fuel Systems' shareholders and 653,532 restricted stock units in connection with the merger described in note 5.

During the year ended December 31, 2016, the Company issued 845,491 common shares, net of cancellations, upon exercises of share units and in connection with earn out payments, (year ended December 31, 2015 – 900,097 common shares). The Company issues shares from treasury to satisfy stock option and share unit exercises.
(a)    Share Units:

The compensation program sets out provisions where the restricted share units ("RSUs") and performance share units ("PSUs") (together, the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2016, the Company recognized $10,450 (year ended December 31, 2015 - $14,871; year ended December 31, 2014 – $9,683) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2016, December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	9,657,921	$7.62	5,337,873	$10.27	1,200,591	$23.68
Granted	684,402	2.90	5,556,630	6.74	5,792,162	10.54
Exercised/Vested	(845,491)	10.26	(575,024)	11.49	(608,975)	19.52
Forfeited/expired	(2,832,241)	6.60	(661,558)	10.34	(1,045,905)	21.75
Outstanding, end of year	6,664,591	$6.75	9,657,921	$7.62	5,337,873	$10.27
Units outstanding and exercisable, end of year	1,891,008	$7.77	1,150,294	$9.58	142,166	$11.67

During 2016, 684,402 (2015 - 5,556,630) share units were granted to employees. This included 684,402 RSUs (2015 - 2,861,630) and nil PSUs (2015 - 2,695,000). Values of RSU awards are generally determined based on the fair market value of the underlying common share on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of common shares that will issue over time - the number depends on future performance and other conditions tied to the payout of the PSU. The vesting of the 1,695,000 remaining PSU's from the 2015 grant is conditional upon Shareholders of Westport approving an increase in the number of awards available for issuance pursuant to the Westport Omnibus Plan. As a result these PSU's are being treated as a liability until this condition is met.

As at December 31, 2016, $6,594 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized over a weighted average period of 1.2 years.
18. Share Capital, stock options and other stock-based plans (continued):

(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
	CDN$	CDN$
Share units:
Outstanding	$10,130	$26,849
Exercisable	2,874	3,198
Exercised	1,285	1,599
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2016	2015	2014
Research and development	$6,010	$9,915	$1,749
General and administrative	2,334	2,224	5,884
Sales and marketing	2,106	2,732	2,050
	$10,450	$14,871	$9,683